Transactions with Related Parties, Fees Charged in Connection With Management Agreements (Details) - Related Party [Member] - Seanergy Management [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Commercial services	[1]	$ 288	$ 351	$ 329
Purchase of vessel services	[2]	0	285	1,073
Sale of vessel services	[3]	505	202	375
Total		$ 793	$ 838	$ 1,777

[1]	included in “Vessel revenue, net” (Note 13) in the accompanying statement of operations
[2]	presented in “Right-of-use assets” (Note 6) and “Vessels, net” (Note 5)
[3]	presented in “Gain on sale of vessels, net” (Note 5) in the accompanying statement of operations